Price Risk Management Assets And Liabilities (Interest Rate Swaps Outstanding) (Details) - Interest Rate Derivatives [Member] - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2014	Dec. 31, 2013
July 2018 [Member] | ETP [Member]
Notional Amount		$ 0	$ 600
Type	[1]	Pay a floating rate plus a spread of 4.17% and receive a fixed rate of 6.70%
June 2021 [Member] | ETP [Member]
Notional Amount		$ 0	400
Type	[1]	Pay a floating rate plus a spread of 2.17% and receive a fixed rate of 4.65%
February 2023 [Member] | ETP [Member]
Notional Amount		$ 200	400
Type	[1]	Pay a floating rate plus a spread of 1.73% and receive a fixed rate of 3.60%
July 2014 [Member] | ETP [Member]
Notional Amount	[2]	$ 0	400
Type	[1],[2]	Forward-starting to pay a fixed rate of 4.25% and receive a floating rate
July 2015 [Member] | ETP [Member]
Notional Amount	[2]	$ 200	0
Type	[1],[2]	Forward-starting to pay a fixed rate of 3.38% and receive a floating rate
July 2016 [Member] | ETP [Member]
Notional Amount	[3]	$ 200	0
Type	[1],[3]	Forward-starting to pay a fixed rate of 3.80% and receive a floating rate
November 2021 [Member] | Southern Union [Member]
Notional Amount	[3]	$ 0	275
Type	[1],[3]	Pay a fixed rate of 3.82% and receive a floating rate
Forward-Starting Swaps [Member] | July 2018 [Member] | ETP [Member]
Notional Amount	[4]	$ 200	0
Type	[1],[4]	Forward-starting to pay a fixed rate of 4.00% and receive a floating rate
Forward-Starting Swaps [Member] | July 2019 [Member] | ETP [Member]
Notional Amount	[4]	$ 300	0
Type	[1],[4]	Forward-starting to pay a fixed rate of 3.19% and receive a floating rate
Forward-Starting Swaps [Member] | July 2017 [Member] | ETP [Member]
Notional Amount	[4]	$ 300	$ 0
Type	[1],[4]	Forward-starting to pay a fixed rate of 3.84% and receive a floating rate

[1]	(1) Floating rates are based on 3-month LIBOR.
[2]	(2) Represents the effective date. These forward-starting swaps have a term of 10 years with a mandatory termination date the same as the effective date
[3]	(3) Represents the effective date. These forward-starting swaps have terms of 10 and 30 years with a mandatory termination date the same as the effective date.
[4]	(4) Represents the effective date. These forward-starting swaps have a term of 30 years with a mandatory termination date the same as the effective date.